Cover	Feb. 18, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On June 27, 2019, CDK Global, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) disclosing its commitment to a plan to divest the Digital Marketing Business. On February 20, 2020, the Company announced that it has signed a definitive agreement to sell the Digital Marketing Business to Ansira Partners, Inc., a subsidiary of Advent International. The proposed transaction is expected to close in the first half of 2020, subject to customary closing conditions. The Company is now filing this Current Report on Form 8-K/A to amend the Original Form 8-K to update the disclosures made therein under Item 2.05. No other amendments to the Original Form 8-K are being made by this Current Report on Form 8-K/A.
Document Period End Date	Feb. 18, 2020
Entity File Number	001-36486
Entity Registrant Name	CDK Global, Inc.
Entity Central Index Key	0001609702
Entity Tax Identification Number	46-5743146
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1950 Hassell Road
Entity Address, City or Town	Hoffman Estates
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60169
City Area Code	(847)
Local Phone Number	397-1700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	CDK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable